Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Allocation of undistributed earnings (in Dollars)	$ (2,816,584)	$ (2,388,294)
Denominator:
Weighted average number of shares	9,586,201	7,999,615
Basic loss per share (in Dollars per share)	$ (0.29)	$ (0.3)
Numerator:
Allocation of undistributed earnings (in Dollars)	$ (2,816,584)	$ (2,388,294)
Denominator:
Number of shares used in basic calculation	9,586,201	7,999,615
Effect of dilutive securities:
Weighted average effect of dilutive securities	0	0
Denominator for diluted earnings per share	9,586,201	7,999,615
Diluted loss per share (in Dollars per share)	$ (0.29)	$ (0.3)